PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Prepayments And Other Current Assets
SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	June 30, 2021	December 31, 2020
Vendor prepayments	$614	$4
Prepaid insurance	1,672	58
Prepaid patent expense	676	529
Prepaid research	785	1,443
Other prepayments	366	360
VAT receivables	885	1,263
Other assets – goods to be consumed in R&D activities	420	398
	$5,418	$4,055

Prepayments and other current assets consisted of the following:

	December 31,
	2020	2019
Prepayments	$2,394	$1,465
VAT receivables	1,263	980
Other assets – goods to be consumed in R&D activities	398	260
	$4,055	$2,705